Financial instruments recognized in the statement of financial position and related effect on the income statement	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of June 30, 2023	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized cost (2)	Fair value
Financial assets
Non-current financial assets	35,790	35,790	—	35,790
Trade receivables and others	56,446	—	56,446	56,446
Short-term investments	17,475	17,475	—	17,475
Cash and cash equivalents	71,414	71,414	—	71,414
Total financial assets	181,125	124,679	56,446	181,125
Financial liabilities
Financial liabilities—non-current portion	35,323	—	35,323	35,323
Financial liabilities—current portion	5,335	—	5,335	5,335
Trade payables and others	18,991	—	18,991	18,991
Total financial liabilities	59,649	—	59,649	59,649

As of December 31, 2022	Book value on the statement of financial position	Fair value through profit and loss (1)	Amortized Cost (2)	Fair value
Financial assets
Non-current financial assets	35,119	35,119	—	35,119
Trade receivables and others	52,445	—	52,445	52,445
Short-term investments	17,260	17,260	—	17,260
Cash and cash equivalents	84,225	84,225	—	84,225
Total financial assets	189,049	136,604	52,445	189,049
Financial liabilities
Financial liabilities—non-current portion	40,149	—	40,149	40,149
Financial liabilities—current portion	2,102	—	2,102	2,102
Trade payables and others	20,911	—	20,911	20,911
Total financial liabilities	63,162	—	63,162	63,162

(1) The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.

(2) The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:

Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;

Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.